Quarterly Results of Operations (unaudited) - Quarterly Results of Operations (Parenthetical) (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended				12 Months Ended
	May 31, 2016	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly Results Of Operations [Line Items]
Impairment of goodwill and other intangibles					$ 4,200,000		$ 4,165,400
Gain on early extinguishment of debt						$ 1,030,092	7,061	$ (40,423)
Intelsat Connect Finance S.A [Member]
Quarterly Results Of Operations [Line Items]
Gain on early extinguishment of debt		$ 679,100
Intelsat Jackson [Member]
Quarterly Results Of Operations [Line Items]
Impairment of goodwill and other intangibles							$ 4,165,400
Gain on early extinguishment of debt						(350,962)		$ (40,423)
6.625 % Senior Notes due December 2022 [Member] | Intelsat Jackson [Member]
Quarterly Results Of Operations [Line Items]
Gain on early extinguishment of debt	$ 131,400			$ 131,400
9.5% Senior Secured Notes due September 2022 [Member] | Intelsat Jackson [Member]
Quarterly Results Of Operations [Line Items]
Gain on early extinguishment of debt			$ 219,600			$ 219,600